CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable trade, allowance	$ 26,119	$ 28,156
Advances to suppliers - current, allowance	6,482	6,498
Advances to suppliers - non-current, allowance	$ 13,045	$ 22,131
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued (in shares)	57,830,149	55,965,443
Common shares, shares outstanding (in shares)	57,830,149	55,965,443
Cash and cash equivalents
Consolidated variable interest entities, Assets	$ 4,066
Restricted cash
Consolidated variable interest entities, Assets	25,958
Project assets
Consolidated variable interest entities, Assets	114,440
Prepaid expenses and other current assets
Consolidated variable interest entities, Assets	2,249
Prepaid land use rights
Consolidated variable interest entities, Assets	689
Other non-current assets
Consolidated variable interest entities, Assets	5,834
Short-term borrowings
Consolidated variable interest entities, Liabilities	69,811
Accounts payable
Consolidated variable interest entities, Liabilities	29,813
Other payables, current
Consolidated variable interest entities, Liabilities	$ 22